PRIVATE PLACEMENT - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 08, 2021	Jun. 30, 2023	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10
Restrictions on transfer period of time after business combination completion		30 days	30 days
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Restrictions on transfer period of time after business combination completion	30 days
Private Placement [Member] | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,133,484
Purchase price, per unit	$ 10
Gross proceeds from sale of units	$ 11,334,840
Cash deposited into Trust Account by related party	13,203,590
Exceeds proceeds allocated over the proceeds of the Private Placement	$ 1,869,110
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,750,000
Purchase price, per unit	$ 10
IPO [Member] | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,133,484